Supplement dated April 5, 2017
To
Davis Financial Fund
Davis Opportunity Fund
Davis Real Estate Fund
Davis Appreciation & Income Fund
Davis Government Bond Fund
Davis Government Money Market Fund
Portfolios of DAVIS SERIES, INC.
Prospectus
dated April 29, 2016
As of April 10, 2017, the paragraphs titled "Fees and Expenses of the Fund" on pages 3, 7, 11, 15, and 20 are all amended as follows:

Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial professional and in the "How to Choose a Share Class" section of the Fund's statutory prospectus on page 46 and in the "Selecting the Appropriate Class of Shares" section of the Fund's statement of additional information on page 42. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in "Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts" to the statutory prospectus based on information provided by the financial intermediary.

As of April 10, 2017, Appendix A is added to the statutory prospectus.
Appendix A:
 Intermediary-Specific Sales Charge Waivers and Discounts
The availability of certain initial and contingent deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. Financial intermediaries may have different policies and procedures regarding the availability of these waivers and discounts. For waivers or discounts not available through a particular intermediary, investors will have to purchase shares directly from the Distributor or through another intermediary to receive such waivers or discounts to the extent such a waiver or discount is available. The following descriptions of sales charge waivers and discounts for a particular financial intermediary and class(es) of shares are reproduced based on information provided by the financial intermediary that the intermediary has represented is current with respect to sales charge waivers or discounts in effect. These waivers or discounts, which may vary from those disclosed elsewhere in the prospectus or SAI, are subject to change and this Appendix will be updated based on information provided by the financial intermediaries. Neither the Fund, Davis Selected Advisers, L.P., nor Davis Distributors, LLC supervises the implementation of these waivers or discounts or verifies the intermediaries' administration of these waivers or discounts.
The following financial intermediaries (or their affiliates) have entered into an agreement with the Distributor and have been approved by the Distributor to offer Class A Shares without a sales charge to self-directed brokerage accounts that may or may not charge a transaction fee. These financial intermediaries are Fidelity Investments, Charles Schwab & Co., Inc., and TD Ameritrade, Inc.
In all instances, it is the purchaser's responsibility to notify the financial intermediary of any facts that may qualify the purchaser for sales charge waivers or discounts. Please contact your financial intermediary for more information.
Merrill Lynch
Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
▪ Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

▪ Shares purchased by or through a 529 Plan
▪ Shares purchased through a Merrill Lynch affiliated investment advisory program
▪ Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
▪ Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
▪ Shares exchanged for Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
▪ Employees and registered representatives of Merrill Lynch or its affiliates and their family members
▪ Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus
▪ Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, B and C Shares available at Merrill Lynch
▪ Death or disability of the shareholder
▪ Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
▪ Return of excess contributions from an IRA Account
▪ Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2
▪ Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
▪ Shares acquired through a right of reinstatement
▪ Shares held in retirement brokerage accounts, that are exchanged for a lower cost shares class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
▪ Breakpoints as described in the prospectus
▪ Rights of Accumulation (ROA) which entitle shareholders to breakpoints discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

▪ Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

The following information supplements the financial highlights in the prospectus.
DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Year ended December 31, 2016	$27.45	$0.01 [d]	$4.20	$4.21
Year ended December 31, 2015	$31.73	$0.01 [d]	$1.59	$1.60
Year ended December 31, 2014	$33.20	$– [d,e]	$2.36	$2.36
Year ended December 31, 2013	$23.42	$0.10 [d]	$9.74	$9.84
Year ended December 31, 2012	$21.16	$0.19 [d]	$2.39	$2.58
Davis Opportunity Fund Class B:
Year ended December 31, 2016	$21.28	$(0.23)[d]	$3.22	$2.99
Year ended December 31, 2015	$26.11	$(0.26)[d]	$1.31	$1.05
Year ended December 31, 2014	$28.22	$(0.28)[d]	$1.98	$1.70
Year ended December 31, 2013	$20.05	$(0.14)[d]	$8.31	$8.17
Year ended December 31, 2012	$18.13	$(0.03)[d]	$2.03	$2.00
Davis Opportunity Fund Class C:
Year ended December 31, 2016	$23.08	$(0.18)[d]	$3.52	$3.34
Year ended December 31, 2015	$27.79	$(0.22)[d]	$1.39	$1.17
Year ended December 31, 2014	$29.74	$(0.24)[d]	$2.10	$1.86
Year ended December 31, 2013	$21.10	$(0.11)[d]	$8.75	$8.64
Year ended December 31, 2012	$19.08	$0.01 [d]	$2.14	$2.15
Davis Opportunity Fund Class Y:
Year ended December 31, 2016	$28.61	$0.07 [d]	$4.40	$4.47
Year ended December 31, 2015	$32.77	$0.08 [d]	$1.64	$1.72
Year ended December 31, 2014	$34.17	$0.09 [d]	$2.43	$2.52
Year ended December 31, 2013	$24.09	$0.17 [d]	$10.04	$10.21
Year ended December 31, 2012	$21.77	$0.24 [d]	$2.47	$2.71
Davis Government Bond Fund Class A:
Year ended December 31, 2016	$5.40	$0.01 [d]	$(0.02)	$(0.01)
Year ended December 31, 2015	$5.42	$0.01 [d]	$0.01	$0.02
Year ended December 31, 2014	$5.42	$0.04 [d]	$0.02	$0.06
Year ended December 31, 2013	$5.55	$(0.02)[d]	$(0.06)	$(0.08)
Year ended December 31, 2012	$5.60	$0.02 [d]	$0.02	$0.04
Davis Government Bond Fund Class B:
Year ended December 31, 2016	$5.37	$(0.04)[d]	$(0.03)	$(0.07)
Year ended December 31, 2015	$5.40	$(0.03)[d]	$–	$(0.03)
Year ended December 31, 2014	$5.39	$(0.01)[d]	$0.03	$0.02
Year ended December 31, 2013	$5.53	$(0.07)[d]	$(0.07)	$(0.14)
Year ended December 31, 2012	$5.58	$(0.03)[d]	$0.02	$(0.01)
Davis Government Bond Fund Class C:
Year ended December 31, 2016	$5.40	$(0.03)[d]	$(0.02)	$(0.05)
Year ended December 31, 2015	$5.42	$(0.02)[d]	$–	$(0.02)
Year ended December 31, 2014	$5.42	$(0.01)[d]	$0.03	$0.02
Year ended December 31, 2013	$5.55	$(0.07)[d]	$(0.06)	$(0.13)
Year ended December 31, 2012	$5.60	$(0.03)[d]	$0.02	$(0.01)

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$–	$(0.76)	$–	$(0.76)	$30.90	15.26%	$277,040	0.95%	0.95%	0.03%	61%
$–	$(5.88)	$–	$(5.88)	$27.45	4.91%	$267,348	0.96%	0.96%	0.02%	39%
$(0.02)	$(3.81)	$–	$(3.83)	$31.73	7.31%[f]	$305,755	0.97%	0.97%	0.01%	40%
$(0.06)	$–	$–	$(0.06)	$33.20	42.03%[f]	$311,241	0.98%	0.98%	0.34%	47%
$(0.32)	$–	$–	$(0.32)	$23.42	12.18%	$220,539	1.02%	1.02%	0.83%	19%

$–	$(0.76)	$–	$(0.76)	$23.51	13.95%	$1,391	2.11%	2.10%	(1.12)%	61%
$–	$(5.88)	$–	$(5.88)	$21.28	3.85%	$2,740	1.98%	1.98%	(1.00)%	39%
$–	$(3.81)	$–	$(3.81)	$26.11	6.25%[f]	$4,158	1.92%	1.92%	(0.94)%	40%
$–	$–	$–	$–	$28.22	40.75%[f]	$7,228	1.95%	1.95%	(0.63)%	47%
$(0.08)	$–	$–	$(0.08)	$20.05	11.03%	$8,546	2.01%	2.01%	(0.16)%	19%

$–	$(0.76)	$–	$(0.76)	$25.66	14.38%	$106,562	1.75%	1.74%	(0.76)%	61%
$–	$(5.88)	$–	$(5.88)	$23.08	4.05%	$102,653	1.75%	1.75%	(0.77)%	39%
$–	$(3.81)	$–	$(3.81)	$27.79	6.47%[f]	$103,635	1.75%	1.75%	(0.77)%	40%
$–	$–	$–	$–	$29.74	40.95%[f]	$100,034	1.78%	1.78%	(0.46)%	47%
$(0.13)	$–	$–	$(0.13)	$21.10	11.23%	$76,682	1.82%	1.82%	0.03%	19%

$–	$(0.76)	$–	$(0.76)	$32.32	15.55%	$220,325	0.71%	0.70%	0.28%	61%
$–	$(5.88)	$–	$(5.88)	$28.61	5.12%	$166,721	0.73%	0.73%	0.25%	39%
$(0.11)	$(3.81)	$–	$(3.92)	$32.77	7.58%[f]	$169,390	0.72%	0.72%	0.26%	40%
$(0.13)	$–	$–	$(0.13)	$34.17	42.40%[f]	$104,297	0.74%	0.74%	0.58%	47%
$(0.39)	$–	$–	$(0.39)	$24.09	12.40%	$61,172	0.77%	0.77%	1.08%	19%

$(0.04)	$–	$–	$(0.04)	$5.35	(0.26)%	$29,442	1.03%	0.97%	0.26%	65%
$(0.04)	$–	$–	$(0.04)	$5.40	0.38%	$30,733	1.05%	1.05%	0.25%	25%
$(0.06)	$–	$–	$(0.06)	$5.42	1.14%	$43,232	0.90%	0.90%	0.64%	53%
$(0.05)	$–	$–	$(0.05)	$5.42	(1.52)%	$58,280	0.81%	0.81%	(0.41)%	26%
$(0.09)	$–	$–	$(0.09)	$5.55	0.67%	$95,888	0.70%	0.70%	0.27%	28%

$–	$–	$–	$–	$5.30	(1.30)%	$866	2.10%	2.05%	(0.82)%	65%
$– [e]	$–	$–	$– [e]	$5.37	(0.52)%	$1,578	1.92%	1.92%	(0.62)%	25%
$(0.01)	$–	$–	$(0.01)	$5.40	0.33%	$2,207	1.80%	1.80%	(0.26)%	53%
$–	$–	$–	$–	$5.39	(2.53)%	$3,409	1.72%	1.72%	(1.32)%	26%
$(0.04)	$–	$–	$(0.04)	$5.53	(0.20)%	$7,707	1.63%	1.63%	(0.66)%	28%

$–	$–	$–	$–	$5.35	(0.93)%	$9,294	1.81%	1.75%	(0.52)%	65%
$– [e]	$–	$–	$– [e]	$5.40	(0.29)%	$13,193	1.75%	1.75%	(0.45)%	25%
$(0.02)	$–	$–	$(0.02)	$5.42	0.31%	$10,113	1.69%	1.69%	(0.15)%	53%
$– [e]	$–	$–	$– [e]	$5.42	(2.34)%	$13,973	1.63%	1.63%	(1.23)%	26%
$(0.04)	$–	$–	$(0.04)	$5.55	(0.15)%	$23,673	1.57%	1.57%	(0.60)%	28%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class Y:
Year ended December 31, 2016	$5.44	$0.03	[d]	$(0.02)	$0.01
Year ended December 31, 2015	$5.47	$0.04	[d]	$–	$0.04
Year ended December 31, 2014	$5.46	$0.06	[d]	$0.03	$0.09
Year ended December 31, 2013	$5.60	$–	[d,e]	$(0.07)	$(0.07)
Year ended December 31, 2012	$5.64	$0.03	[d]	$0.03	$0.06
Davis Government Money Market Fund Class A, B, C, and Y:
Year ended December 31, 2016	$1.000	$0.001		$–	$0.001
Year ended December 31, 2015	$1.000	$0.001		$–	$0.001
Year ended December 31, 2014	$1.000	$–	[g]	$–	$–	[g]
Year ended December 31, 2013	$1.000	$–	[g]	$–	$–	[g]
Year ended December 31, 2012	$1.000	$–	[g]	$–	$–	[g]
Davis Financial Fund Class A:
Year ended December 31, 2016	$39.39	$0.29	[d]	$5.64	$5.93
Year ended December 31, 2015	$39.59	$0.23	[d]	$0.46	$0.69
Year ended December 31, 2014	$39.20	$0.29	[d]	$4.80	$5.09
Year ended December 31, 2013	$30.41	$0.29	[d]	$9.26	$9.55
Year ended December 31, 2012	$26.36	$0.28	[d]	$4.51	$4.79
Davis Financial Fund Class B:
Year ended December 31, 2016	$31.78	$(0.13)[d]		$4.49	$4.36
Year ended December 31, 2015	$32.28	$(0.15)[d]		$0.35	$0.20
Year ended December 31, 2014	$32.82	$(0.11)[d]		$3.99	$3.88
Year ended December 31, 2013	$25.70	$(0.08)[d]		$7.77	$7.69
Year ended December 31, 2012	$22.35	$(0.05)[d]		$3.81	$3.76
Davis Financial Fund Class C:
Year ended December 31, 2016	$33.22	$(0.04)[d]		$4.72	$4.68
Year ended December 31, 2015	$33.63	$(0.11)[d]		$0.40	$0.29
Year ended December 31, 2014	$33.97	$(0.06)[d]		$4.14	$4.08
Year ended December 31, 2013	$26.53	$(0.04)[d]		$8.05	$8.01
Year ended December 31, 2012	$23.06	$0.01	[d]	$3.92	$3.93
Davis Financial Fund Class Y:
Year ended December 31, 2016	$40.52	$0.37	[d]	$5.83	$6.20
Year ended December 31, 2015	$40.70	$0.29	[d]	$0.49	$0.78
Year ended December 31, 2014	$40.18	$0.35	[d]	$4.95	$5.30
Year ended December 31, 2013	$31.15	$0.35	[d]	$9.51	$9.86
Year ended December 31, 2012	$27.00	$0.34	[d]	$4.62	$4.96
Davis Appreciation & Income Fund Class A:
Year ended December 31, 2016	$31.96	$0.32	[d]	$2.61	$2.93
Year ended December 31, 2015	$36.02	$0.38	[d]	$(4.06)	$(3.68)
Year ended December 31, 2014	$34.53	$0.38	[d]	$1.48	$1.86
Year ended December 31, 2013	$27.23	$0.40	[d]	$7.30	$7.70
Year ended December 31, 2012	$25.54	$0.44	[d]	$1.71	$2.15

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.05)	$–	$–	$(0.05)	$5.40	0.20%	$3,656	0.71%	0.65%	0.58%	65%
$(0.07)	$–	$–	$(0.07)	$5.44	0.68%	$14,180	0.57%	0.57%	0.73%	25%
$(0.08)	$–	$–	$(0.08)	$5.47	1.73%	$26,925	0.50%	0.50%	1.04%	53%
$(0.07)	$–	$–	$(0.07)	$5.46	(1.34)%	$25,409	0.47%	0.47%	(0.07)%	26%
$(0.10)	$–	$–	$(0.10)	$5.60	1.11%	$23,999	0.44%	0.44%	0.53%	28%

$(0.001)	$–	$–	$(0.001)	$1.000	0.08%	$262,793	0.70%	0.38%	0.08%	NA
$(0.001)	$–	$–	$(0.001)	$1.000	0.06%	$225,151	0.70%	0.10%	0.06%	NA
$– [g]	$–	$–	$– [g]	$1.000	0.03%	$234,337	0.62%	0.07%	0.04%	NA
$– [g]	$–	$–	$– [g]	$1.000	0.04%	$334,405	0.64%	0.09%	0.04%	NA
$– [g]	$–	$–	$– [g]	$1.000	0.04%	$261,244	0.63%	0.16%	0.04%	NA

$(0.29)	$(0.46)	$–	$(0.75)	$44.57	15.04%	$508,457	0.92%	0.92%	0.72%	17%
$(0.19)	$(0.70)	$–	$(0.89)	$39.39	1.74%	$609,519	0.86%	0.86%	0.58%	5%
$(0.28)	$(4.42)	$–	$(4.70)	$39.59	13.01%	$560,905	0.86%	0.86%	0.72%	32%
$(0.19)	$(0.57)	$–	$(0.76)	$39.20	31.45%	$538,410	0.88%	0.88%	0.83%	0%[h]
$(0.33)	$(0.41)	$–	$(0.74)	$30.41	18.15%	$426,149	0.91%	0.91%	0.96%	10%

$–	$(0.46)	$–	$(0.46)	$35.68	13.71%	$1,799	2.08%	2.08%	(0.44)%	17%
$–	$(0.70)	$–	$(0.70)	$31.78	0.61%	$2,415	1.96%	1.96%	(0.52)%	5%
$–	$(4.42)	$–	$(4.42)	$32.28	11.84%	$4,800	1.92%	1.92%	(0.34)%	32%
$–	$(0.57)	$–	$(0.57)	$32.82	29.97%	$5,751	1.99%	1.99%	(0.28)%	0%[h]
$–	$(0.41)	$–	$(0.41)	$25.70	16.81%	$5,504	2.09%	2.09%	(0.22)%	10%

$–	$(0.46)	$–	$(0.46)	$37.44	14.08%	$140,605	1.74%	1.74%	(0.10)%	17%
$–	$(0.70)	$–	$(0.70)	$33.22	0.86%	$110,457	1.75%	1.75%	(0.31)%	5%
$–	$(4.42)	$–	$(4.42)	$33.63	12.03%	$79,140	1.76%	1.76%	(0.18)%	32%
$–	$(0.57)	$–	$(0.57)	$33.97	30.24%	$70,174	1.79%	1.79%	(0.08)%	0%[h]
$(0.05)	$(0.41)	$–	$(0.46)	$26.53	17.04%	$50,844	1.84%	1.84%	0.03%	10%

$(0.38)	$(0.46)	$–	$(0.84)	$45.88	15.27%	$331,889	0.72%	0.72%	0.92%	17%
$(0.26)	$(0.70)	$–	$(0.96)	$40.52	1.91%	$192,596	0.71%	0.71%	0.73%	5%
$(0.36)	$(4.42)	$–	$(4.78)	$40.70	13.20%	$89,443	0.70%	0.70%	0.88%	32%
$(0.26)	$(0.57)	$–	$(0.83)	$40.18	31.71%	$59,236	0.71%	0.71%	1.00%	0%[h]
$(0.40)	$(0.41)	$–	$(0.81)	$31.15	18.33%	$31,623	0.72%	0.72%	1.15%	10%

$(0.38)	$–	$–	$(0.38)	$34.51	9.20%	$95,709	0.91%	0.90%	0.98%	109%[i]
$(0.38)	$–	$–	$(0.38)	$31.96	(10.27)%	$172,111	0.87%	0.87%	1.08%	32%
$(0.37)	$–	$–	$(0.37)	$36.02	5.37%	$217,723	0.87%	0.87%	1.05%	20%
$(0.40)	$–	$–	$(0.40)	$34.53	28.44%	$211,772	0.93%	0.93%	1.31%	18%
$(0.46)	$–	$–	$(0.46)	$27.23	8.44%	$244,543	0.95%	0.95%	1.64%	11%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Appreciation & Income Fund Class B:
Year ended December 31, 2016	$31.57	$(0.05)[d]		$2.58	$2.53
Year ended December 31, 2015	$35.57	$–	[d,e]	$(3.99)	$(3.99)
Year ended December 31, 2014	$34.15	$0.02	[d]	$1.46	$1.48
Year ended December 31, 2013	$26.93	$0.11	[d]	$7.22	$7.33
Year ended December 31, 2012	$25.27	$0.19	[d]	$1.68	$1.87
Davis Appreciation & Income Fund Class C:
Year ended December 31, 2016	$32.08	$0.04	[d]	$2.63	$2.67
Year ended December 31, 2015	$36.15	$0.08	[d]	$(4.07)	$(3.99)
Year ended December 31, 2014	$34.69	$0.07	[d]	$1.49	$1.56
Year ended December 31, 2013	$27.36	$0.15	[d]	$7.33	$7.48
Year ended December 31, 2012	$25.67	$0.23	[d]	$1.70	$1.93
Davis Appreciation & Income Fund Class Y:
Year ended December 31, 2016	$32.10	$0.38	[d]	$2.63	$3.01
Year ended December 31, 2015	$36.18	$0.45	[d]	$(4.08)	$(3.63)
Year ended December 31, 2014	$34.68	$0.42	[d]	$1.50	$1.92
Year ended December 31, 2013	$27.34	$0.45	[d]	$7.35	$7.80
Year ended December 31, 2012	$25.65	$0.50	[d]	$1.71	$2.21
Davis Real Estate Fund Class A:
Year ended December 31, 2016	$35.96	$0.43	[d]	$3.06	$3.49
Year ended December 31, 2015	$35.79	$0.37	[d]	$0.23	$0.60
Year ended December 31, 2014	$28.41	$0.40	[d]	$7.42	$7.82
Year ended December 31, 2013	$29.25	$0.42	[d]	$(0.90)	$(0.48)
Year ended December 31, 2012	$25.31	$0.39	[d]	$3.87	$4.26
Davis Real Estate Fund Class B:
Year ended December 31, 2016	$35.49	$–	[d,e]	$3.01	$3.01
Year ended December 31, 2015	$35.32	$(0.02)[d]		$0.22	$0.20
Year ended December 31, 2014	$28.04	$0.05	[d]	$7.31	$7.36
Year ended December 31, 2013	$28.86	$0.10	[d]	$(0.88)	$(0.78)
Year ended December 31, 2012	$24.98	$0.07	[d]	$3.83	$3.90
Davis Real Estate Fund Class C:
Year ended December 31, 2016	$35.97	$0.06	[d]	$3.07	$3.13
Year ended December 31, 2015	$35.79	$0.04	[d]	$0.25	$0.29
Year ended December 31, 2014	$28.41	$0.11	[d]	$7.43	$7.54
Year ended December 31, 2013	$29.25	$0.16	[d]	$(0.90)	$(0.74)
Year ended December 31, 2012	$25.31	$0.16	[d]	$3.86	$4.02
Davis Real Estate Fund Class Y:
Year ended December 31, 2016	$36.44	$0.43	[d]	$3.17	$3.60
Year ended December 31, 2015	$36.26	$0.42	[d]	$0.26	$0.68
Year ended December 31, 2014	$28.78	$0.44	[d]	$7.56	$8.00
Year ended December 31, 2013	$29.63	$0.49	[d]	$(0.91)	$(0.42)
Year ended December 31, 2012	$25.64	$0.46	[d]	$3.93	$4.39
[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

[b]	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers.
[c]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[d]	Per share calculations were based on average shares outstanding for the period.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[a]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[b]	Net Investment Income (Loss) Ratio	Portfolio Turnover[c]

$(0.06)	$–	$–	$(0.06)	$34.04	8.00%	$1,252	2.08%	2.07%	(0.19)%	109%[i]
$(0.01)	$–	$–	$(0.01)	$31.57	(11.23)%	$2,025	1.93%	1.93%	0.02%	32%
$(0.06)	$–	$–	$(0.06)	$35.57	4.32%	$4,289	1.87%	1.87%	0.05%	20%
$(0.11)	$–	$–	$(0.11)	$34.15	27.26%	$7,940	1.88%	1.88%	0.36%	18%
$(0.21)	$–	$–	$(0.21)	$26.93	7.39%	$9,710	1.89%	1.89%	0.70%	11%

$(0.11)	$–	$–	$(0.11)	$34.64	8.33%	$50,316	1.75%	1.74%	0.14%	109%[i]
$(0.08)	$–	$–	$(0.08)	$32.08	(11.04)%	$70,140	1.72%	1.72%	0.23%	32%
$(0.10)	$–	$–	$(0.10)	$36.15	4.48%	$66,212	1.72%	1.72%	0.20%	20%
$(0.15)	$–	$–	$(0.15)	$34.69	27.40%	$64,616	1.74%	1.74%	0.50%	18%
$(0.24)	$–	$–	$(0.24)	$27.36	7.54%	$60,770	1.75%	1.75%	0.84%	11%

$(0.45)	$–	$–	$(0.45)	$34.66	9.44%	$61,950	0.70%	0.69%	1.19%	109%[i]
$(0.45)	$–	$–	$(0.45)	$32.10	(10.11)%	$61,583	0.68%	0.68%	1.27%	32%
$(0.42)	$–	$–	$(0.42)	$36.18	5.52%	$38,551	0.72%	0.72%	1.20%	20%
$(0.46)	$–	$–	$(0.46)	$34.68	28.70%	$20,679	0.75%	0.75%	1.49%	18%
$(0.52)	$–	$–	$(0.52)	$27.34	8.62%	$21,765	0.75%	0.75%	1.84%	11%

$(0.63)	$–	$–	$(0.63)	$38.82	9.71%	$152,733	0.93%	0.92%	1.08%	53%
$(0.43)	$–	$–	$(0.43)	$35.96	1.69%	$176,995	0.94%	0.94%	1.01%	93%
$(0.44)	$–	$–	$(0.44)	$35.79	27.68%	$198,029	0.96%	0.96%	1.21%	53%
$(0.36)	$–	$–	$(0.36)	$28.41	(1.67)%	$172,531	0.98%	0.98%	1.40%	75%
$(0.32)	$–	$–	$(0.32)	$29.25	16.86%	$206,497	1.01%	1.01%	1.38%	50%

$(0.21)	$–	$–	$(0.21)	$38.29	8.51%	$1,651	2.04%	2.03%	(0.03)%	53%
$(0.03)	$–	$–	$(0.03)	$35.49	0.58%	$1,859	2.02%	2.02%	(0.07)%	93%
$(0.08)	$–	$–	$(0.08)	$35.32	26.30%	$2,394	2.05%	2.05%	0.12%	53%
$(0.04)	$–	$–	$(0.04)	$28.04	(2.71)%	$3,041	2.06%	2.06%	0.32%	75%
$(0.02)	$–	$–	$(0.02)	$28.86	15.60%	$4,250	2.11%	2.11%	0.28%	50%

$(0.29)	$–	$–	$(0.29)	$38.81	8.71%	$22,288	1.82%	1.81%	0.19%	53%
$(0.11)	$–	$–	$(0.11)	$35.97	0.83%	$23,940	1.81%	1.81%	0.14%	93%
$(0.16)	$–	$–	$(0.16)	$35.79	26.58%	$27,851	1.84%	1.84%	0.33%	53%
$(0.10)	$–	$–	$(0.10)	$28.41	(2.54)%	$24,243	1.85%	1.85%	0.53%	75%
$(0.08)	$–	$–	$(0.08)	$29.25	15.90%	$29,102	1.86%	1.86%	0.53%	50%

$(0.71)	$–	$–	$(0.71)	$39.33	9.90%	$44,330	0.73%	0.72%	1.28%	53%
$(0.50)	$–	$–	$(0.50)	$36.44	1.92%	$39,148	0.74%	0.74%	1.21%	93%
$(0.52)	$–	$–	$(0.52)	$36.26	27.96%	$33,548	0.74%	0.74%	1.43%	53%
$(0.43)	$–	$–	$(0.43)	$28.78	(1.45)%	$19,456	0.76%	0.76%	1.62%	75%
$(0.40)	$–	$–	$(0.40)	$29.63	17.14%	$21,868	0.76%	0.76%	1.63%	50%
[e]	Less than $0.005 per share.
[f]
Davis Opportunity Fund's performance benefited from IPO purchases, adding approximately 1% to the Fund's total return in 2014 and approximately 3% to the Fund's total return in 2013. After purchase, the IPOs rapidly increased in value. The Adviser purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences. Such performance may not continue in the future.

[g]	Less than $0.0005 per share.
[h]	Less than 0.50%.
[i]	As a result of the change in portfolio management on July 1, 2016, portfolio turnover was unusually high.